Consolidated Balance Sheet SFr in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Non-current assets
Property, plant & equipment	$ 4,369	$ 4,025
Right-of-use assets	354	391
Goodwill	8,926	8,926
Intangible assets other than goodwill	9,060	9,689
Deferred tax assets	443	411
Financial assets	517	287
Other non-current assets	298	243
Total non-current assets	23,967	23,972
Current assets
Inventories	2,322	2,109
Trade receivables	1,770	1,673
Income tax receivables	34	13
Cash and cash equivalents	1,094	980
Other current assets	427	418
Total current assets	5,647	5,193
Total assets	29,614	29,165
Equity
Share capital	20	20
Reserves	20,604	19,657
Total equity	20,624	19,677
Non-current liabilities
Financial debts	4,594	4,541
Lease liabilities	335	359
Deferred tax liabilities	797	1,064
Provisions & other non-current liabilities	784	786
Total non-current liabilities	6,510	6,750
Current liabilities
Trade payables	811	861
Financial debts	145	107
Lease liabilities	71	71
Current income tax liabilities	114	175
Provisions & other current liabilities	1,339	1,524
Total current liabilities	2,480	2,738
Total liabilities	8,990	9,488
Total equity and liabilities	$ 29,614	$ 29,165